INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAX

13. INCOME TAX

British Virgin Islands

Under the current laws of the British Virgin Islands, the intermediate holding company is not subject to tax on its income or capital gains.

Hong Kong

The Group’s subsidiary incorporated in Hong Kong are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

The following table sets forth current and deferred portion of income tax expenses:

For the years ended December 31,
	2023	2024
	HK$	HK$

Current tax expense	-	-
Deferred tax expense	-	-
	-	-

The following table provides the reconciliation of the differences between the statutory and effective tax expenses:

	For the years ended December 31,
	2023	2024
	HK$	HK$

(Loss) Income before income tax expense	(1,074,799)	3,347,275

Tax at Hong Kong statutory tax rate of 16.5%	(177,341)	552,300
Tax effect of tax-exempt entity	-	3,743
Tax effect of non-deductible expenses	222	2,526
Tax effect of non-taxable income	(120,507)	(62,993)
Tax effect of unrecognized temporary differences	(802)	17,712
Changes in valuation allowance	298,428	(513,288)
	-	-

NORTH WATER INVESTMENT GROUP HOLDINGS LIMITED AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023 and 2024

13.	INCOME TAX (Continued)

The following table sets forth the significant components of the deferred tax assets of the Group:

	As of December 31,
	2023	2024
	HK$	HK$

Net operating loss carryforwards	6,616,606	6,103,318
Less: valuation allowance	(6,616,606)	(6,103,318)
	-	-

The Group had HK$40,100,643 and HK$36,989,810 unused tax losses carried forward as of December 31, 2023 and 2024. During the years ended December 31, 2023 and 2024, the Group recognized the valuation allowance of HK$6,616,606 and HK$6,103,318, respectively, against its deferred tax asset. Management determined it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the years ended December 31, 2023 and 2024.

The following table sets forth the movements of valuation allowance of deferred tax assets:

	For the years ended December 31,
	2023	2024
	HK$	HK$

Balance at beginning of the year	6,318,178	6,616,606
Additions	298,428	-
Reversals	-	(513,288)
Balance at end of the year	6,616,606	6,103,318

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAX

16.	INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, the intermediate holding company is not subject to tax on its income or capital gains.

Hong Kong

The Group’s subsidiary incorporated in Hong Kong are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

The following table sets forth current and deferred portion of income tax expenses:

For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Current tax expense	-	-
Deferred tax expense	-	-
	-	-

The following table provides the reconciliation of the differences between the statutory and effective tax expenses:

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Income before income tax expense	4,507,888	3,892,810

Tax at Hong Kong statutory tax rate of 16.5%	743,802	642,314
Tax effect of tax-exempt entity	-	19,022
Tax effect of non-deductible expenses	42	-
Tax effect of non-taxable income	(34,634)	(14,246)
Tax effect of unrecognized temporary differences	(350)	(7,216)
Changes in valuation allowance	(708,860)	(639,874)
	-	-

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)

16.	INCOME TAX (Continued)

The following table sets forth the significant components of the deferred tax assets of the Group:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Net operating loss carryforwards	6,103,318	5,463,444
Less: valuation allowance	(6,103,318)	(5,463,444)
	-	-

The Group had HK$36,989,810 and HK$33,111,788 unused tax losses carried forward as of December 31, 2024 and June 30, 2025. During the year ended December 31, 2024, and the six months ended June 30, 2024 and 2025, the Group recognized the valuation allowance of HK$6,103,318, HK$5,907,746 and HK$5,463,444, respectively, against its deferred tax asset. Management determined it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the year ended December 31, 2024, and the six months ended June 30, 2024 and 2025.

The following table sets forth the movements of valuation allowance of deferred tax assets:

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Balance at beginning of the year	6,616,606	6,103,318
Reversals	(708,860)	(639,874)
Balance at end of the year	5,907,746	5,463,444